Deferred Sales Inducements	12 Months Ended
Dec. 31, 2015
Deferred Sales Inducements
(9)	Deferred Sales Inducements

DSI at December 31, and the changes in the balance for years then ended, are as follows:

	2015	2014	2013
Balance, beginning of year	$19,510	18,345	18,745
Capitalization	1,492	2,370	1,842
Interest	1,020	971	987
Amortization	(2,924)	(1,762)	(5,171)
Change in shadow DSI	2,050	(414)	1,942

Balance, end of year	$21,148	19,510	18,345

The change in shadow DSI balances are impacted by movements in unrealized gains and losses as a result of market conditions.